Loans and Allowance for Loan Losses - Schedule of Allowance For Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses:
Beginning balance	$ 27,050	$ 35,031	$ 48,382
Charge-offs	(7,919)	(17,745)	(21,539)
Recoveries	3,453	9,546	7,188
Provision	600	218	1,000
Ending balance	23,184	27,050	35,031
Ending balance: attributable to loans individually evaluated for impairment	5,447	3,542	13,141
Ending balance: attributable to loans collectively evaluated for impairment	17,737	23,508	21,890
Commercial and Industrial
Allowance for loan losses:
Beginning balance	4,605	2,404	6,253
Charge-offs	(4,121)	(1,713)	(6,187)
Recoveries	1,052	3,427	1,603
Provision	2,040	487	735
Ending balance	3,576	4,605	2,404
Ending balance: attributable to loans individually evaluated for impairment	318	412	505
Recorded investment: loans individually evaluated for impairment	4,204	1,647	2,981
Ending balance: attributable to loans collectively evaluated for impairment	3,258	4,193	1,899
Recorded investment: loans collectively evaluated for impairment	229,115	217,382	222,511
Construction
Allowance for loan losses:
Beginning balance	4,342	9,807	15,728
Charge-offs	(2,046)	(7,270)	(5,140)
Recoveries	1,032	2,765	2,200
Provision	11	(960)	(2,981)
Ending balance	3,339	4,342	9,807
Ending balance: attributable to loans individually evaluated for impairment	951	887	5,108
Recorded investment: loans individually evaluated for impairment	21,092	10,652	13,743
Ending balance: attributable to loans collectively evaluated for impairment	2,388	3,455	4,699
Recorded investment: loans collectively evaluated for impairment	120,116	126,303	144,730
Real Estate Commercial Mortgage
Allowance for loan losses:
Beginning balance	6,854	10,135	9,862
Charge-offs	(557)	(4,038)	(2,878)
Recoveries	738	1,465	995
Provision	(733)	(708)	2,156
Ending balance	6,302	6,854	10,135
Ending balance: attributable to loans individually evaluated for impairment	1,916	479	4,080
Recorded investment: loans individually evaluated for impairment	27,948	21,669	29,040
Ending balance: attributable to loans collectively evaluated for impairment	4,386	6,375	6,055
Recorded investment: loans collectively evaluated for impairment	627,947	617,494	561,435
Real Estate Residential Mortgage
Allowance for loan losses:
Beginning balance	7,142	7,914	9,953
Charge-offs	(924)	(4,000)	(6,979)
Recoveries	580	1,701	2,245
Provision	703	1,527	2,695
Ending balance	7,501	7,142	7,914
Ending balance: attributable to loans individually evaluated for impairment	2,174	1,717	3,399
Recorded investment: loans individually evaluated for impairment	12,532	14,776	21,556
Ending balance: attributable to loans collectively evaluated for impairment	5,327	5,425	4,515
Recorded investment: loans collectively evaluated for impairment	337,226	339,241	332,479
Installment
Allowance for loan losses:
Beginning balance	979	521	887
Charge-offs	(271)	(724)	(355)
Recoveries	51	188	145
Provision	80	994	(156)
Ending balance	839	979	521
Ending balance: attributable to loans individually evaluated for impairment	88	47	49
Recorded investment: loans individually evaluated for impairment	98	115	238
Ending balance: attributable to loans collectively evaluated for impairment	751	932	472
Recorded investment: loans collectively evaluated for impairment	161,820	74,706	57,385
Unallocated Qualitative
Allowance for loan losses:
Beginning balance	3,128	4,250	5,699
Provision	(1,501)	(1,122)	(1,449)
Ending balance	1,627	3,128	4,250
Ending balance: attributable to loans collectively evaluated for impairment	$ 1,627	$ 3,128	$ 4,250